FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Schedule of Fair Value of Financial Instruments 1 (Details) - Level 3 - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Power purchase agreements
Disclosure of detailed information about financial instruments [line items]
Earnings Increase	$ 54	$ 53
Earnings Decrease	(54)	(53)
Cedar LNG capacity commercial arrangement
Disclosure of detailed information about financial instruments [line items]
Earnings Increase	184	0
Earnings Decrease	$ (102)	$ 0